Operating Segment Information - Summary of Company's Revenue by Geographical Region (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenue	$ 146,280	$ 194,722	$ 205,168	$ 201,482	$ 208,465	$ 208,770	$ 198,098	$ 176,143	$ 182,312	$ 311,956	$ 409,947	$ 809,837	$ 765,323	$ 660,928
United States
Revenues [Abstract]
Revenue	113,420			108,786						232,473	217,873	474,715	395,549	334,066
United Kingdom
Revenues [Abstract]
Revenue	30,049			90,280						74,385	187,396	325,014	360,186	308,415
Other International Countries
Revenues [Abstract]
Revenue	$ 2,811			$ 2,416						$ 5,098	$ 4,678	$ 10,108	$ 9,588	$ 18,447